Other Comprehensive Income (Loss) (Changes in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	¥ 3,017,913	¥ 3,096,175	¥ 2,994,622
Equity transactions with noncontrolling interests and other	(1,596)	(37,715)
Net change during the year	(36,855)	(123,369)	61,523
Balance at end of year	2,891,918	3,017,913	3,096,175
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(63,815)	30,208	(13,960)
Equity transactions with noncontrolling interests and other	(424)	(4,200)
Other comprehensive income (loss) before reclassifications	(31,889)	(89,823)	44,184
Amounts reclassified from accumulated other comprehensive income (loss)	(154)		(16)
Net change during the year	(32,467)	(94,023)	44,168
Balance at end of year	(96,282)	(63,815)	30,208
Unrealized gains and losses on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year		5,484	15,251
Other comprehensive income (loss) before reclassifications			2,813
Amounts reclassified from accumulated other comprehensive income (loss)		(141)	(12,580)
Net change during the year		(141)	(9,767)
Balance at end of year			5,484
Unrealized gains and losses on securities | ASU 2016-01
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effects of accounting standard update - adoption of ASU		(5,343)
Gains and losses on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	308	(180)	(2,742)
Other comprehensive income (loss) before reclassifications	(1,723)	(457)	(1,452)
Amounts reclassified from accumulated other comprehensive income (loss)	650	945	4,014
Net change during the year	(1,073)	488	2,562
Balance at end of year	(887)	308	(180)
Gains and losses on derivative instruments | ASU 2017-12
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effects of accounting standard update - adoption of ASU	(122)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(205,564)	(178,740)	(198,430)
Other comprehensive income (loss) before reclassifications	(12,763)	(29,909)	14,785
Amounts reclassified from accumulated other comprehensive income (loss)	7,054	3,085	4,905
Net change during the year	(5,709)	(26,824)	19,690
Balance at end of year	(211,273)	(205,564)	(178,740)
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(269,071)	(143,228)	(199,881)
Equity transactions with noncontrolling interests and other	(424)	(4,200)
Other comprehensive income (loss) before reclassifications	(46,375)	(120,189)	60,330
Amounts reclassified from accumulated other comprehensive income (loss)	7,550	3,889	(3,677)
Net change during the year	(39,249)	(120,500)	56,653
Balance at end of year	(308,442)	(269,071)	¥ (143,228)
AOCI Attributable to Parent | ASU 2016-01
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effects of accounting standard update - adoption of ASU		¥ (5,343)
AOCI Attributable to Parent | ASU 2017-12
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effects of accounting standard update - adoption of ASU	¥ (122)